SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 1998 (unaudited)



                     ASSETS

 Investments at value (cost $9,657,974, Note 2A)                    $ 9,575,200
 Foreign currencies                                                     227,521
 Cash                                                                    17,185
 Dividends receivable                                                     9,871
 Receivable for securities sold                                         300,038
 Receivable for taxes withheld                                            3,344
 Receivable for open forward foreign currency contracts (Note 1B)         1,362
                                                                      ---------
           Total assets                                              10,134,521

                   LIABILITIES

 Payable for investments purchased                                      141,465
 Accrued custodian and fund accounting fees                               5,342
 Accrued professional fees                                                1,725
 Accrued directors'fees (Note 3B)                                         4,225
 Accrued expenses and other payables                                        548
 Accrued transfer agent fees                                              5,342
                                                                      ---------
           Total liabilities                                            158,647
                                                                      ---------
 Net assets for 1,109,912 shares outstanding (Note 5)               $ 9,975,874
                                                                      ---------
                                                                      ---------
 Net assets consist of
   Net investment income                                                 18,085
   Accumulated net realized gain on investments and
     foreign currency transactions (Note 2B)                          3,379,482
   Unrealized depreciation of investments, foreign
     currency holdings, and other net assets (Note 2A)                  (81,431)
   Par value (Note 5)                                                    11,099
   Paid-in capital in excess of par value (Notes 1 and 5)             6,648,639
                                                                      ---------
             Total net assets at value                              $ 9,975,874
                                                                      ---------
                                                                      ---------
 Net asset value and redemption
      price per share ($9,975,874 - 1,109.912 shares)               $      8.99
 Maximum offering price per share ((1 00 @ 95.25) x $8.99)          $      9.43





                     The accompanying notes are an integral
                       part of the financial statements.

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                             STATEMENT OF OPERATIONS

                       for the period ended June 30, 1998


Income (Note 2D):
   Dividends (net of foreign withholding taxes of $2,367)           $    42,973
   Interest                                                              28,808
                                                                      ---------
           Total investment income                                       71,781

Expenses:
   Investment Advisory fees (Note 3A)                $   11,493
   Custodian expense                                     12,602
   Professional fees                                      8,193
   Transfer Agent expense                                10,521
   Directors' fees (Note 3B)                              7,332
   Other expenses                                         1,683
   Printing and postage expense                             921
   Insurance expense                                        951
                                                      ---------
           Total expenses                                                53,696
                                                                      ---------
Net investment income (loss)                                             18,085
Realized and unrealized  gain (loss) on investments
and foreign currencies:
   Net realized gain (loss) on investments sold       2,166,213
   Net realized gain (loss) on foreign
     currency transactions                              (20,351)
                                                      ---------
Net realized gain (loss) on investments and
     foreign currency transactions                                    2,145,862
   Change in unrealized appreciation
     (depreciation) of investments                   (2,161,328)
   Change in unrealized appreciation
     (depreciation) of foreign currencies and
     other net assets                                   (95,585)
                                                      ---------
Net change in unrealized appreciation
     (depreciation) of investments,foreign
     currency holdings and other assets                              (2,256,913)
                                                                      ---------
Net realized and unrealized gain (loss) on
     investments, foreign currency and other net assets                (111,051)
                                                                      ---------
Net increase (decrease) in net assets resulting
     from operations                                               $    (92,966)
                                                                      ---------
                                                                      ---------




                     The accompanying notes are an integral
                       part of the financial statements.

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                       STATEMENT OF CHANGES IN NET ASSETS

           for the periods ended June 30, 1998 and December 31, 1997



                                                     Six Months
                                                    Ended June      Year Ended
                                                       30,1998     December 31,
                                                    (Unaudited)       1997

Net investment income (loss)                       $     18,085   $   (159,299)
Net realized gain (loss) on investments
     and foreign currency transactions                2,145,862      2,350,210

Net change in unrealized appreciation
     (depreciation) of investments, foreign
     currency holdings and other net assets          (2,256,913)      (161,217)
                                                      ---------       ---------
Net increase (decrease) in net assets resulting
     from operations                                    (92,966)     2,029,694

Distributions to shareholders from,
   Net realized gains on investments                                (1,413,816)
Net increase (decrease) in net assets from Fund
     share transactions (Note 5)                        (77,875)    (3,770,579)
                                                      ---------      ----------

Net increase (decrease) in net assets                  (170,841)    (3,154,701)
Net assets,
  Beginning of period                                10,146,715     13,301,416
                                                      ---------     -----------
  End of period                                    $  9,975,874   $ 10,146,715
                                                      ---------     -----------
                                                      ---------     -----------









                   The accompanying notes are an integral part
                          of the financial statements.

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                              FINANCIAL HIGHLIGHTS




                                     Period     Year     Year     Year      Year     Year    Year     Year     Year     Year  Period
                                      Ended    Ended    Ended    Ended     Ended    Ended   Ended    Ended    Ended    Ended   Ended

                                   6/30/98 12/31/97 12/31/96 12/31/95 12/31/94 12/31/93 12/31/92 12/31/91 12/31/90 12/31/89 12/31/88
Per Share Operating Performance:
Net asset value, beginning of period. $9.08   $8.97    $9.32    $8.37    $9.33    $7.35   $7.93    $7.53    $9.95    $9.76   $9.95
                                      -----   -----    -----    -----    -----    -----   ------   ------   ------   ------  -----
Net investment income (loss).........  0.02   (0.14)   (0.01)   (0.01)   (0.05)    0.04    0.06     0.04     0.08#    0.11    0.10
Net realized gain (loss) on
   investments and foreign currency.. (0.11)   1.52     0.92     1.51    (0.56)    2.42   (0.24)    1.00    (2.01)    1.33   (0.21)
                                      ------  ------   ------   ------   ------   -----  -------    ----    ------    ----   ------
Total from investment operations..... (0.09)   1.38     0.91     1.50    (0.61)    2.46   (0.18)    1.04    (1.93)    1.44   (0.11)

Distributions to shareholders from:
  Capital............................ ------  ------   (1.26)   ------   ------   ------  (0.34)   (0.60)   (0.32)   ------  ------
  Net Investment Income.............. ------  ------   ------   ------   ------   (0.04)  (0.06)   (0.04)   (0.17)   ------  (0.08)
  Funds in excess of Net Inv. Income. ------  ------   ------   ------   ------   (0.02)  ------   ------   ------   ------  ------
  Net realized gain on investments... ------  (1.27)   ------   (0.55)   (0.35)   (0.42)  ------   ------   -----    (1.25)  ------
                                     ----------------------------------------------------------------------------------------------
Net asset value:
End of Period........................ $8.99   $9.08    $8.97    $9.32    $8.37    $9.33   $7.35    $7.93    $7.53    $9.95   $9.76

                                     ----------------------------------------------------------------------------------------------
Total Return@........................         15.72%   10.55%   17.22%   (6.40%)  33.62%  (2.28%)  14.22%  (18.90%)  14.75% (1.11%)
                                     ----------------------------------------------------------------------------------------------
Ratio of management fee to
     average net assets.............. 0.40%*(a) 1.00%   1.00%    1.00%    1.00%   1.00%   1.00%    1.00%    1.00%    1.00%  1.00%*
Ratio of expenses to average net
   assets before reduction...........  --       -- %     -- %     -- %    2.10%    --      --       --       --       --     --
Ratio of expenses to
     average net assets.............. 1.87%*(a) 2.81%   2.37%    1.93%    2.04%   1.75%   1.78%    1.94%    1.58%    1.73%  1.92%*
Ratio of net investment income to
   average net assets............... 0.63% (a)(1.22%)  (0.13%)   0.14%   (0.37%)  0.35%   0.77%    0.48%    0.98%    0.64%   1.86%
Portfolio turnover rate.............176.11%(a) 101.46% 65.07%   73.99%   70.13%  75.50%  58.20%   47.40%   99.20%  136.00%  68.70%
Shares outstanding at end
   of period (000 omitted)...........  1,110   1,118    1,483    2,164    2,249   3,608   6,975    7,397    8,696    5,535   10,630
Average Commission Rate  Per Share           .000881  .001608




 *Annualized

@Represents the  aggregate  total return for the period  indicated  and does not reflect any applicable sales charges.
#Net investment income has been calculated based on the average share method
*** The Fund Commenced operations on June 10, 1988.
(a) Ratios reflect the redemption of Yamaichi Global Fund, see note 1 for more information.

The accompanying notes are an integral part of the financial statements.

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                          NOTES TO FINANCIAL STATEMENTS

                I.  Organization and Business:
                    On February 27, 1998 Societe Generale Asset Management (North Pacific) Co. Ltd., a wholly owned subsidiary of Societe Generate, purchased an 85% interest in Yamaichi International Capital management, the Fund's investment advisor. SG Pacific Asset Management, Inc. (the "Company") is an investment advisor registered under the Investment Advisory Act of 1940, as amended. The Company is organized as a Maryland corporation. On June 6, 1988, the initial
                    10,100  shares  of  the  Fund  were  purchased  by  Yamaichi
                    International (America), Inc. On February 11, 1998 all existing shares of the Yarnaichi Global Fund were redeemed at an NAV of $9.02 and the Fund was renamed as SGY Global Fund. On April 23, 1998, the initial 100 shares of the Fund were purchased by the Company. On April 23, 1998, operations of the Fund commenced. The Fund's custodian and fund accounting agent is Brown Brothers Harriman & Co. The transfer  agent  is  Countrywide  Fund  Services,  Inc.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.


               2. Significant Accounting Policies:

                      A.    Portfolio Valuation
                            Portfolio securities listed on a securities exchange or on the NASDAQ National Market System (NASDAQ) are valued by using the last reported sale price, or, if no sales are reported, the average of the last reported bid and asked prices. Securities not listed on a securities exchange or NASDAQ are at the average of the quoted bid and asked prices in the over-the-counter market. If an extraordinary event which is likely to affect the value of a security occurs after the close of an exchange or system on which a portfolio security is traded, such security will be valued at its fair value as determined in good faith by the Investment Manager under procedures established by, and under the general supervision of, the Fund's Board of Directors.
                            Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets, including any restricted securities, will be valued at their fair value as determined in good faith by the Board of Directors.



                                    Continued

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                       B.    Forward Foreign Currency Exchange Contracts
                             From time to time the Fund may enter into forward foreign currency exchange contracts to hedge certain assets denominated in foreign currencies. Contracts are valued at the forward rate and are marked-to-market daily. The change in the market value is recorded by the Fund as an unrealized gain or loss. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                       C.    Foreign Currency Transactions
                             Transactions denominated in foreign currencies are recorded in the Fund's records at the current U.S. dollar exchange rate. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Since the net assets of the Fund are presented at the exchange rate and market values at the close of the period, it is not practical to isolate the portion of the Fund's unrealized gains or losses arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

                       D. Securities Transactions and Investment Income Security transactions are recorded on a trade-date basis. Dividend income is recorded on an ex-dividend date. Interest income is recorded on an accrual basis. Realized gains or losses on sales of investments are determined on the identified cost basis for accounting and tax purposes. Dividend and interest income are recorded net of foreign taxes withheld where recovery of such taxes is not assured.

                       E.    Federal Taxes
                             It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its income to its shareholders. Therefore, no federal income tax provision is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, the Fund will not be subject to a Federal excise tax. Income distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments


                                    Continued

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                            of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. For Federal income tax purposes the cost of investments is $9,657,974. At June 30, 1998 net unrealized appreciation of investments was
                            $(82,774). This consists of aggregate gross unrealized depreciation and appreciation of $(87,774) and $5,000, respectively.

                      F.    Repurchase Agreements
                            The Fund may enter into repurchase agreement transactions. Under each repurchase agreernent, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. SG Pacific Asset Management, Inc. (SGPAM), the Fund's investment adviser, acting under the supervision of the Board of Directors, reviews the creditworthiness and value of the collateral of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

                     G.     Distributions
                            Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.


              3. Fees and Related Party Transactions:
                     A.     Investment Advisory Fees
                            Under an agreement between the Fund and SGPAM (the "Management Contract"), SGPAM reviews and establishes investment policies for the Fund, and pays all salaries, fees and expenses of officers and directors of the Fund who are affiliated with SGPAM or its affiliates. In addition to reviewing and establishing investment policies for the Fund, SGPAM provides executive and other personnel for management of the Fund and provides investment advice and portfolio management services. For such services, SGPAM receives a monthly fee at the annual rate of 1.0% of the average daily net assets of the Fund.


                                    Continued

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                      B.   Directors' Fees
                           Directors, other than those affiliated with SGPAM or its affiliates, receive an annual fee of $5,000 plus $500 for each meeting of the Board of Directors attended as well as reimbursement for travel and out of pocket costs.


              4. Purchases and Sales of Securities:
                   Purchases of securities, other than securities subject to repurchase transactions, short-term interest bearing securities held to maturity and U.S. Government Obligations, amounted to $97,375 and $9,926,370 and sales of such securities amounted to $10,104,153 and $411,700 for the periods of January 1, 1998 to February 11, 1998, and April 27, 1998 to June 30, 1998, respectively.


              5.   Share Capital:
                   The Fund has 50,000,000 authorized shares of common stock, par value $.01 share, which may, without shareholder approval, be increased and divided into an unlimited number of portfolios of such shares. Share capital transactions during the periods ended June 30, 1998 and December 31, 1997 as follows:


                                   Six Months Ended              Year Ended
                                    June 30,1998              December 31, 1997
                            Shares        Amount         Shares        Amount
  Sold                     1,109,912   $ 9,998,760        37,999    $   360,133
  Distributions reinvested     -              -            4,475         39,693
      Reacquired          (1,117,700)  (10,076,635)     (407,596)    (4,170,405)
      Net increase
         (decrease)           (7,788)  $   (77,875)     (365,122)   $(3,770,579)

                   At June 30, 1998, Societe Generale Asset Management an affiliate of SPGAM individually owned more than 35% of the shares outstanding. The aggregate total value of shares held by this investor amounted to $3,506,080.

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                            PORTFOLIO OF INVESTMENTS


  Investments by Country               Industry   Shares Held          Market
                                                                       Value

  Australia (1.62%)
   AUSTRALIA & NEW ZEALAND BK GRP                       7,500     $    51,864
   NATIONAL AUSTRALIA BANK LTD                          4,000          52,888
   THE NEWS CORPORATION LTD                             6,000          40,907
                                                                      -------
                                                                      145,659
  Brazil (2.28%)
   TELEBRAS SPON ADR                                    2,000         218,375
                                                                      -------
                                                                      218,375

  Canada (1.65%)
  BCE INC                                               1,000          42,365
  POTASH CORP SASCKATCHWEWAN                            1.000          75,284
  TRIMARK FINANCIAL CORP /CAD/                          1,000          30,916
                                                                      -------
                                                                      148,565
  Switzerland (0.97%)
  UBS AG REGISTERED SHARES                                250          93,112
                                                                      -------
                                                                       93,112

  Germany (3.37%)
  BAYER HYPOMECH BANK                                   2,000         126,924
  VOLKSWAGENWERK AG                                       100          96,247
  HOECHSTAG                                             2,000          99,964
                                                                      -------
                                                                      323,135

  Greece (1.08%)
  STET HELLAS TELECOM SA ADR                            2,500         103,750
                                                                      -------
                                                                      101,750

                                 SGY GLOBAL FUND
                        (formerly Yarnaichi Global Fund)
                       PORTFOLIO OF INVESTMENTS, CONTINUED



                                                                      Market
   Investments by Country
                                           Industry Shares Held       Value
   France (7.49%)
   AXA CORP                                             800            90,044
   BANQUE NATIONALE DE PARIS ORD                        100           163,535
   CANALPLUS                                            500            93,520
   GEOPHYSIQUE CIE GENERALE                             800           117,454
   ALCATEL ALSTHOM CIE GEN D'ELECTR                     300            61,127
   TOTAL SA CL B                                      1,000           130,100
   VALEO                                                600            61,376
                                                                      -------
                                                                      717,156

   United Kingdom (5.97%)
   BANK OF IRELAND                                    3,000            61,512
   BRITISH TELECOM ORD                                5,000            61,695
   CADBURY SCHWEPPS ORD                               3,500            54,203
   DIAGEO PLC /NEW/                                   5,000            59,400
   DIXONS GROUP                                       6,000            48,187
   IRISH LIFE /GBP1                                  10,000            94,280
   PERPETUAL ORD                                      2,000           134,995
   SELECT APPOINTMENTS FILDGS /GBP/                   4,000            57,104
                                                                      -------
                                                                      571,376

   Hong Kong (1.21%)
   HSBC HOLDINGS ORD                                  2,400            58,854
   HUTCHISON VVHAPOA                                  6,000            31,595
   SUN HUNG KAI PROPERTIES                            6,000            25,632
                                                                      -------
                                                                      116,081

   Italy (1.79%)
   ASSICURAZIONE GENERALI                             3,000            97,632
   TELECOM ITALIA SPA                                10,000            73,674
                                                                      -------
                                                                      171,306

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                       PORTFOLIO OF INVESTMENTS, CONTINUED



                                                                        Market
    Investments by Country                   Industry  Shares Held      Value
    Japan (5.27%)
    FUJI HEAVY INDUSTRIES                             20,000      $     99,461
    FUJI PHOTO FILM Co.                                3,000           104,890
    KAO CORP                                           5,000            77,455
    NINTENDO CO                                        1,000            93,018
    SANKYO CO LTD                                      3,000            68,624
    TOKYO                                              2,000            61,529
                                                                      -------
                                                                       504,977

    Netherlands (2.83%)
    1HC CALAND NV                                      1,200            67,611
    ROYAL DUTCH PETROLEUM ORD (BR)                     1,000            55,506
    WOLTERS KLUWER CVA                                   600            82,432
    ING GREOP                                          1,000            65,544
                                                                      -------
                                                                       271,093

    Portugal (1.11%)
    PORTUGAL TELECOM SPON ADR                          2,000           105,875
                                                                      -------
                                                                       105,875

    Sweden (1.69%)
    SANDIVIK AB SER B FREE                             2,500            68,692
    SWENSKA HANDELSBK SER A                            2,000            92,843
                                                                      -------
                                                                       161,535
    Singapore (0.44%)
    DEVELOPMENT BK OF SINGAPORE F/R                    7,500            41,642
                                                                      -------
                                                                        41,642

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                       PORTFOLIO OF INVESTMENTS, CONTINUED



                                                                         Market
    Investments by Country               Industry Shares Held            Value
    United States (60.33%)
    AIM EASTERN EUROPE FUND                             5,000     $      40,000
    ARM FINANCIAL GROUP INC CL A                        4,000            88,500
    AETNAINC                                            2,000           152,250
    ALLSTATE CORP                                       1,000            91,563
    ALPHA INDS INC                                      4,000            59,750
    ALUMINUM CO. OF AMERICA                             1,000            65,937
    AMERICAN HOME PRODUCTS                              2,000           103,500
    ANHEUSER BUSCH INC                                  2,000            94,375
    THE ARGENTINA FUND INC                              5,000            54,375
    BANKAMERICA COPR                                    1,000            86,438
    BEAZER HOMES USA INC                                3,000            77,812
    BOEING CO                                           2,000            89,125
    BRIGHTSTAR INFORMATION TECHNOLOGY                   5,000            69,375
    CAMPBELL SOUP CO                                    1,500            79,688
    CANADIAN PACIFIC LTD                                2,500            70,937
    CENDENT CORPORATION                                 3,200            66,800
    CHEVRON CORP                                        1,000            83,063
    CISCO SYSTEMS INC                                   1,000            92,062
    COMPAQ COMPUTER CORP                                3,000            85,125
    COMPUTER ASSOC INTL INC                             2,000           111,125
    COMPUTER SCIENCES CORP                              2,000           128,000
    CONSECOINC                                          2,200           102,850
    COSTCO COMPANIES INC                                2,000           126,125
    CUMMINS ENGINE CO INC                               1,700            87,125
    DSC COMMUNICATIONS CORP                             2,500            75,000
    DIAMOND OFFSHORE DRILLING INC                       1,000            40,000
    DU PONT (El) DE NEMOURS                             1,500           111,938
    FEDERATED INVESTORS INC CL B                        3,500            64,750
    FLEETWOOD ENTERPRISES                               2,500           100,000
    FORD MOTOR CO                                       2,000           118,000

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                       PORTFOLIO OF INVESTMENTS, CONTINUED



                                                                         Market
     Investments by Country            Industry   Shares Held            Value
     FORTUNE BRANDS                                     3.000      $    115,312
     GENERAL ELECTRIC CO                                2,000           182,000
     GLOBAL MARINE INC                                  5,000            93,438
     GOODYEAR TIRE & RUBBER CO                          1,500            96,656
     HILTON HOTELS CORP                                 2,600            71,250
     INTEL CORP                                         1,000            74,125
     INTERNATIONAL BUSINESS MACHINES                    1,000           114,812
     INTL INTEGRATION INC                               2,000            34,500
     INTERNATIONAL PAPER CO                             1,700            73,100
     MC GRAW HILL INC                                   1,500           122,344
     MELLON BANK CORP                                   2,000           139,250
     MERCK & CO                                         1,000           133,750
     MILLIPORE CORP                                     2,200            59,950
     MORGAN ST DEAN WITTER CORP                            59            99,525
     NETSCAPE COMMUNICATIONS CORP                       4,000           108,250
     PBOC HOLDINGS INC                                 15,000           207,188
     PACIFIC CENTURY FINIL CORP                         4,000            96,000
     PHILIP MORRIS COS INC                              1,000            39,375
     PITTSTON BRINKS GROUP                              2,000            73,750
     PUBLIC SVC ENTERPRISE GROUP                        2,500            86,093
     SBC COMMUNICATIONS INC                             2,000            80,000
     SCHERING PLOUGH                                    1,000            91,625
     SIERRA HEALTH SERVICES                             1,000            83,119
     SPRINT CORPORATION                                 1,000            70,500
     STERLING COMM INC                                  2,500           121,250
     SUN MICROSYSTEMS INC                               1,500            65,156
     TIME WARNER INC                                    1,000            85,438
     TRAVELERS GROUP INC                                1,000            60,625
     UALCORP                                            1,500           117,000
     USWEBCORP                                          2,500            59,219
     VENTASINC                                          5,000            36,250

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                       PORTFOLIO OF INVESTMENTS, CONTINUED



                                                                        Market
   Investments by Country              Industry  Shares Held            Value
    WORLDCOM INC GA                                    2,000     $      96,875
    XEROX CORP                                         1,500           152,438
    ZIFF DAVIS INC                                     1,500            20,812
                                                                      -------
                                                                     5,776,563
                                                                      -------
   Total Common Stocks (98.90%)                                      9,470,200

   Senior Securities (1.10%)
    CNB CAPITAL TRUST I CV PFD                                         105,000
                                                                      -------
                                                                      -------
   Total Investments                                               $ 9,575,200